Financial Risk Management - Summary of Financial Instruments (Details) - USD ($)	Dec. 31, 2025		Dec. 31, 2024
Financial assets
Cash and cash equivalents	$ 79,865,999		$ 42,557,621
Trade and other receivables	6,399,697		9,610,361
Total financial assets	86,265,696		52,167,982
Financial liabilities
Trade payables	4,277,218		998,258
Lease liabilities	6,488,119		7,010,416
Derivative financial instruments	7,225,149		5,368,624
Borrowings	93,848,698	[1]	64,444,081
Total financial liabilities	$ 111,839,184		$ 77,821,379

[1]	Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.